COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Selling, General and Administrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Analysis of income and expense [abstract]
Salaries, employee benefits and social security taxes	$ (86,563)	$ (69,056)		$ (47,805)
Share-based compensation expense	(20,519)	(14,912)		(8,665)
Rental expenses	(5,762)	(5,260)		(17,185)
Office expenses	(13,515)	(10,733)		(11,602)
Professional services	(23,693)	(13,167)		(13,754)
Travel and housing	(3,878)	(7,259)		(6,259)
Taxes	(16,665)	(16,201)		(6,126)
Depreciation and amortization expense	(21,083)	(16,905)		(16,521)
Depreciation expense of right-of-use assets	17,638	14,584		0
Recruiting, training and other employee expenses	(4,389)	(2,299)		(1,507)
Promotional and marketing expenses	(3,517)	(2,102)		(3,763)
Selling, general and administrative expense	$ (217,222)	$ (172,478)	[1]	$ (133,187)	[1]

[1]	As of December 31, 2019 and 2018, some changes in the presentation of the financial results were included (see note 2.2.1).